Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, March 31, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Montgomery Water Works & Sanitary Sewer Board:
4.000%, 09/01/2033 (Callable 09/01/2029)	$410,000	$482,997
4.000%, 09/01/2034 (Callable 09/01/2029)	190,000	223,037
4.000%, 09/01/2035 (Callable 09/01/2029)	500,000	584,680
Total Alabama (Cost $1,286,252)		1,290,714	0.1%

Alaska
Alaska Housing Finance Corp.:
4.000%, 06/01/2031 (Callable 06/01/2027)	1,700,000	1,948,404
4.000%, 12/01/2031 (Callable 06/01/2027)	2,980,000	3,411,713
4.000%, 12/01/2032 (Callable 06/01/2027)	865,000	988,262
4.000%, 12/01/2048 (Callable 06/01/2027)	1,165,000	1,253,738
City of Valdez AK,
5.000%, 06/30/2029 (Callable 06/30/2022)	1,225,000	1,317,561
Total Alaska (Cost $8,893,187)		8,919,678	0.7%

Arizona
Arizona Industrial Development Authority,
2.500%, 05/01/2022 (Insured by AGM) (5)	13,830,812	13,874,656
Arizona State University,
5.000%, 07/01/2032 (Pre-refunded to 07/01/2022)	715,000	775,053
City of Tempe AZ:
5.000%, 07/01/2033 (Pre-refunded to 07/01/2028)	40,000	51,610
5.000%, 07/01/2034 (Pre-refunded to 07/01/2027)	165,000	206,702
5.000%, 07/01/2034 (Pre-refunded to 07/01/2028)	325,000	419,335
5.000%, 07/01/2035 (Pre-refunded to 07/01/2027)	185,000	231,757
5.000%, 07/01/2037 (Pre-refunded to 07/01/2028)	215,000	277,406
5.000%, 07/01/2038 (Pre-refunded to 07/01/2028)	350,000	451,591
City of Tucson AZ,
5.000%, 07/01/2028 (Callable 07/01/2025)	750,000	884,527
Maricopa County Unified School District No. 48:
4.000%, 07/01/2033 (Callable 07/01/2028)	500,000	582,430
3.000%, 07/01/2034 (Callable 07/01/2028)	1,350,000	1,438,465
Salt River Project Agricultural Improvement & Power District,
5.000%, 01/01/2034 (Callable 01/01/2027)	3,555,000	4,323,342
Total Arizona (Cost $23,325,304)		23,516,874	1.8%

Arkansas
City of Little Rock AR:
2.375%, 04/01/2028 (Callable 10/01/2022)	280,000	286,146
5.000%, 10/01/2034 (Callable 04/01/2025)	5,000,000	5,826,000
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	2,005,000	2,081,511
City of Rogers AR:
4.000%, 11/01/2025 (Callable 05/01/2024)	570,000	631,930
4.000%, 11/01/2027 (Callable 05/01/2024)	460,000	509,754
University of Arkansas:
5.000%, 11/01/2035 (Callable 11/01/2024)	665,000	758,353
4.000%, 04/01/2037 (Callable 04/01/2029)	160,000	182,702
4.000%, 04/01/2039 (Callable 04/01/2029)	245,000	277,908
Total Arkansas (Cost $10,067,045)		10,554,304	0.8%

California
Antelope Valley Community College District,
0.000%, 08/01/2034 (Pre-refunded to 02/01/2025)	150,000	94,599
Aromas-San Juan Unified School District,
0.000%, 08/01/2050 (Pre-refunded to 08/01/2021)(Insured by AGM)	925,000	81,381
Brea Redevelopment Agency:
0.000%, 08/01/2033 (Callable 08/01/2027) (4)	1,500,000	1,575,885
0.000%, 08/01/2034 (Callable 08/01/2027) (4)	1,750,000	1,832,967
Citrus Community College District,
0.000%, 08/01/2034 (Callable 02/01/2024) (4)	885,000	864,733
City of Bakersfield CA,
0.000%, 04/15/2021 (ETM)	12,385,000	12,238,733
City of Pasadena CA,
4.250%, 06/01/2034 (Callable 06/01/2023)	500,000	540,465
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021 (ETM)	190,000	179,922
Contra Costa Transportation Authority,
5.000%, 03/01/2028 (Callable 03/01/2025)	1,570,000	1,827,920
Department of Veterans Affairs Veteran's Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028)	1,745,000	1,887,392
El Rancho Unified School District,
0.000%, 08/01/2035 (Pre-refunded to 08/01/2023)(Insured by BAM)	300,000	139,293
Mendocino-Lake Community College District,
0.000%, 08/01/2051 (Pre-refunded to 08/01/2021)(Insured by AGM)	1,285,000	125,043
Moorpark Unified School District,
0.000%, 08/01/2036 (Callable 08/01/2032)(Insured by AGM) (4)	110,000	109,413
Mount San Antonio Community College District,
0.000%, 08/01/2028 (Callable 02/01/2028) (4)	550,000	605,671
Northern California Power Agency,
7.500%, 07/01/2023 (Pre-refunded to 07/01/2021)(Insured by AMBAC)	355,000	375,956
Pacheco Union Elementary School District,
0.000%, 02/01/2037 (ETM)(Insured by AGM)	300,000	189,102
Pajaro Valley Unified School District:
5.000%, 08/01/2030 (Callable 04/21/2020)(Insured by BAM)	235,000	235,407
5.000%, 08/01/2031 (Callable 04/21/2020)(Insured by BAM)	275,000	275,470
Paramount Unified School District,
0.000%, 08/01/2045 (Callable 02/01/2033)(Insured by AGM) (4)	325,000	411,635
Pittsburg Unified School District Financing Authority,
0.000%, 09/01/2040 (Pre-refunded to 09/01/2021)(Insured by AGM)	815,000	190,571
Pleasanton Unified School District,
3.000%, 08/01/2033 (Callable 08/01/2025)	2,000,000	2,101,680
Rio Hondo Community College District,
0.000%, 08/01/2042 (Callable 08/01/2034) (4)	6,760,000	8,534,906
San Diego Unified School District:
6.000%, 07/01/2033 (Pre-refunded to 07/01/2024) (4)	350,000	420,644
4.000%, 07/01/2034 (Callable 07/01/2027)	1,000,000	1,139,410
San Joaquin Hills Transportation Corridor Agency:
0.000%, 01/01/2023 (ETM)	14,005,000	13,526,309
0.000%, 01/01/2027 (ETM)	1,380,000	1,248,472
0.000%, 01/01/2028 (ETM)	770,000	683,714
San Marcos Unified School District:
0.000%, 08/01/2032 (Pre-refunded to 02/01/2024)	400,000	251,344
0.000%, 08/01/2038 (Pre-refunded to 02/01/2024)	1,500,000	668,100
San Mateo Union High School District:
5.000%, 09/01/2041 (Callable 09/01/2023)	2,105,000	2,350,759
5.000%, 12/15/2043 (Pre-refunded to 12/15/2024)(Insured by AMBAC) (4)	1,635,000	1,916,596
San Ysidro School District:
0.000%, 08/01/2042 (Pre-refunded to 08/01/2021)(Insured by AGM)	375,000	77,445
0.000%, 08/01/2043 (Pre-refunded to 08/01/2021)(Insured by AGM)	290,000	55,431
0.000%, 08/01/2050 (Pre-refunded to 08/01/2021)(Insured by AGM)	525,000	58,065
St. Helena Unified School District,
0.000%, 08/01/2028 (4)	130,000	136,347
State of California,
5.000%, 08/01/2031 (Callable 02/01/2025)	1,100,000	1,282,886
Sutter Union High School District:
0.000%, 08/01/2030 (Pre-refunded to 08/01/2025)	185,000	122,313
0.000%, 08/01/2036 (Pre-refunded to 08/01/2025)	50,000	21,375
0.000%, 08/01/2037 (Pre-refunded to 08/01/2025)	50,000	19,902
0.000%, 08/01/2041 (Pre-refunded to 08/01/2025)	50,000	14,906
0.000%, 08/01/2043 (Pre-refunded to 08/01/2025)	200,000	51,388
0.000%, 08/01/2044 (Pre-refunded to 08/01/2025)	420,000	100,128
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)	700,000	106,652
Tustin Unified School District,
6.000%, 08/01/2028 (Callable 08/01/2021) (4)	1,310,000	1,393,801
Victor Valley Union High School District:
0.000%, 08/01/2036 (Pre-refunded to 08/01/2023)(Insured by AGM)	510,000	241,465
0.000%, 08/01/2038 (Pre-refunded to 08/01/2023)(Insured by AGM)	460,000	192,114
0.000%, 08/01/2041 (Pre-refunded to 08/01/2023)	545,000	190,565
0.000%, 08/01/2042 (Pre-refunded to 08/01/2023)	2,000,000	657,700
0.000%, 08/01/2046 (Pre-refunded to 08/01/2023)	200,000	51,502
0.000%, 08/01/2052 (Pre-refunded to 08/01/2023)	790,000	139,719
Total California (Cost $57,633,839)		61,537,196	4.8%

Colorado
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable 06/01/2025)(Insured by ST AID)	1,225,000	1,429,599
Brush School District No. RE-2J:
5.000%, 12/01/2031 (Callable 12/01/2027)(Insured by BAM)	380,000	468,741
5.000%, 12/01/2032 (Callable 12/01/2027)(Insured by BAM)	395,000	486,198
5.000%, 12/01/2035 (Callable 12/01/2027)(Insured by BAM)	460,000	561,333
City of Fort Lupton CO,
4.000%, 12/01/2042 (Callable 12/01/2027)(Insured by AGM)	850,000	946,713
Colorado Health Facilities Authority:
0.000%, 07/15/2022 (ETM)	7,015,000	6,802,516
0.000%, 07/15/2024 (ETM)	505,000	475,079
5.250%, 01/01/2045 (Pre-refunded to 01/01/2023)	335,000	368,584
5.000%, 06/01/2047 (Pre-refunded to 06/01/2027)	5,750,000	7,187,327
Dawson Ridge Metropolitan District No. 1:
0.000%, 10/01/2022 (ETM)	28,470,000	27,631,843
0.000%, 10/01/2022 (ETM)	23,800,000	23,070,768
Mesa County Valley School District No. 51,
5.500%, 12/01/2037 (Callable 12/01/2027)(Insured by ST AID)	1,000,000	1,273,160
Regional Transportation District,
4.375%, 06/01/2039 (Callable 06/01/2023)	5,725,000	6,141,895
Total Colorado (Cost $73,932,963)		76,843,756	5.9%

Connecticut
Connecticut Housing Finance Authority:
2.875%, 11/15/2030 (Callable 05/15/2025)	1,500,000	1,564,170
4.000%, 11/15/2045 (Callable 05/15/2028)	6,795,000	7,321,680
4.000%, 11/15/2047 (Callable 11/15/2026)	1,320,000	1,394,158
4.000%, 05/15/2049 (Callable 11/15/2028)	2,470,000	2,711,813
State of Connecticut,
5.000%, 10/15/2032 (Callable 10/15/2022)	1,000,000	1,073,530
University of Connecticut,
5.000%, 01/15/2031 (Callable 01/15/2027)(Insured by AGM)	1,250,000	1,504,463
Total Connecticut (Cost $15,245,153)		15,569,814	1.2%

District of Columbia
District of Columbia:
5.000%, 03/01/2036 (Callable 09/01/2029)	1,500,000	1,918,500
5.000%, 04/01/2042 (Pre-refunded to 04/01/2027)	160,000	198,506
District of Columbia Housing Finance Agency,
1.450%, 02/01/2039 (Mandatory Tender Date 08/01/2022) (1)	1,915,000	1,910,021
Total District of Columbia (Cost $3,982,806)		4,027,027	0.3%

Florida
City of Fort Myers FL,
4.000%, 12/01/2037 (Callable 12/01/2025)	480,000	518,971
City of Miami Beach FL,
6.250%, 10/01/2022 (ETM)(Insured by AMBAC)	800,000	853,248
City of Miramar FL:
5.000%, 10/01/2029 (Callable 10/01/2027)	1,025,000	1,291,582
5.000%, 10/01/2030 (Callable 10/01/2027)	1,000,000	1,258,970
5.000%, 10/01/2034 (Callable 10/01/2027)	1,000,000	1,239,990
5.000%, 10/01/2035 (Callable 10/01/2027)	1,030,000	1,271,597
City of Orlando FL,
5.000%, 11/01/2034 (Callable 11/01/2027)(Insured by AGM)	1,000,000	1,210,380
City of Tallahassee FL:
5.000%, 10/01/2033 (Callable 10/01/2024)	255,000	293,102
5.000%, 10/01/2034 (Callable 10/01/2024)	1,010,000	1,159,025
5.000%, 10/01/2035 (Callable 10/01/2024)	825,000	945,178
City of Tampa FL,
4.125%, 10/01/2031 (Callable 10/01/2021)	1,930,000	2,008,049
County of Miami-Dade FL:
5.250%, 10/01/2022 (Insured by AGM)	1,175,000	1,294,462
0.000%, 10/01/2027 (ETM)(Insured by NATL)	120,000	106,486
5.250%, 10/01/2030 (ETM)(Insured by NATL)	2,060,000	2,698,188
Escambia County Housing Finance Authority,
2.050%, 05/01/2021 (Mandatory Tender Date 05/01/2020) (1)	1,500,000	1,500,720
Florida Housing Finance Corp.:
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	7,355,000	8,133,232
3.800%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	695,000	733,788
4.000%, 07/01/2050 (Callable 07/01/2028)(Insured by GNMA)	4,195,000	4,555,309
JEA Electric System Revenue,
5.000%, 10/01/2023 (Pre-refunded to 04/01/2023)	690,000	767,825
JEA Water & Sewer System Revenue,
5.000%, 10/01/2028 (Pre-refunded to 04/01/2024)	755,000	865,691
Lee County School Board,
5.000%, 08/01/2032 (Callable 08/01/2026)	1,650,000	1,956,289
Miami-Dade County Health Facilities Authority,
5.750%, 05/01/2021 (ETM)(Insured by NATL)	595,000	610,006
Mid-Bay Bridge Authority:
6.875%, 10/01/2022 (ETM)	3,040,000	3,275,722
6.875%, 10/01/2022 (ETM)(Insured by AMBAC)	2,085,000	2,261,036
Osceola County Expressway Authority,
0.000%, 10/01/2028 (ETM) (4)	75,000	78,447
Pinellas County Housing Finance Authority,
4.250%, 03/01/2027 (Callable 05/01/2020)(Insured by GNMA)	20,000	20,042
Reedy Creek Improvement District,
5.000%, 10/01/2031 (Callable 10/01/2028)	310,000	391,270
School Board of Miami-Dade County,
5.000%, 03/15/2039 (Callable 03/15/2024)	2,000,000	2,255,760
School District of Broward County:
5.250%, 07/01/2022 (Pre-refunded to 07/01/2021)	8,460,000	8,902,204
5.250%, 07/01/2023 (Pre-refunded to 07/01/2021)	4,840,000	5,092,987
Seminole County School Board,
5.000%, 07/01/2035 (Callable 07/01/2026)	145,000	170,488
Total Florida (Cost $55,856,404)		57,720,044	4.5%

Georgia
Atlanta Development Authority:
5.000%, 09/01/2023 (ETM)	2,450,000	2,759,606
5.000%, 09/01/2024 (Pre-refunded to 09/01/2023)	910,000	1,023,368
5.000%, 09/01/2032 (Pre-refunded to 09/01/2023)	1,315,000	1,478,823
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	8,020,000	9,760,420
Georgia Housing & Finance Authority,
3.500%, 12/01/2046 (Callable 12/01/2025)	730,000	757,076
Main Street Natural Gas, Inc.,
1.490%, 08/01/2048 (1 Month LIBOR USD + 0.830%) (Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	1,000,000	997,460
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM)	1,950,000	1,909,674
0.000%, 12/01/2021 (ETM)	4,030,000	3,946,660
Total Georgia (Cost $21,976,765)		22,633,087	1.7%

Idaho
Ada & Boise Counties Independent School District,
5.000%, 08/01/2032 (Callable 02/01/2027)	500,000	611,935
Total Idaho (Cost $605,321)		611,935	0.0%

Illinois
Boone & Winnebago Counties Community Unit School District No. 200,
0.000%, 01/01/2024 (ETM)(Insured by AGM)	720,000	666,281
City of Chicago IL:
5.000%, 01/01/2021	230,000	236,530
5.000%, 01/01/2034 (Pre-refunded to 01/01/2025)	2,170,000	2,553,764
Cook County Community High School District No. 233,
4.000%, 12/01/2026 (Callable 06/01/2022)	2,695,000	2,848,642
Cook County School District No. 130,
5.000%, 12/01/2026 (Callable 12/01/2025)(Insured by AGM)	1,140,000	1,352,963
Cook County School District No. 159:
0.000%, 12/01/2022 (ETM)	2,000,000	1,932,140
0.000%, 12/01/2025 (ETM)	400,000	368,364
0.000%, 12/01/2028 (ETM)	195,000	169,123
Cook County School District No. 163:
6.000%, 12/15/2026 (Insured by BAM)	1,165,000	1,456,774
5.000%, 12/15/2028 (Insured by BAM)	1,305,000	1,598,860
County of Cook IL:
5.000%, 11/15/2033 (Callable 11/15/2027)	3,000,000	3,656,370
5.000%, 11/15/2034 (Callable 11/15/2027)	4,325,000	5,255,524
County of Du Page IL,
5.600%, 01/01/2021	180,000	185,926
Illinois Development Finance Authority:
0.000%, 07/15/2023 (ETM)	27,180,000	26,004,465
0.000%, 07/15/2025 (ETM)	51,605,000	47,286,694
2.450%, 11/15/2039 (Mandatory Tender Date 03/03/2026) (1)	1,230,000	1,239,938
Illinois Finance Authority:
5.000%, 02/15/2022	1,095,000	1,171,891
5.000%, 12/01/2030 (Pre-refunded to 12/01/2021)	6,875,000	7,319,331
5.000%, 07/01/2031 (Callable 01/01/2026)	1,200,000	1,433,676
4.000%, 01/15/2033 (Callable 01/15/2028)	2,170,000	2,498,429
5.000%, 08/01/2033 (Pre-refunded to 08/01/2024)	700,000	810,950
4.000%, 01/01/2034 (Callable 01/01/2026)	1,030,000	1,135,596
4.000%, 07/01/2035 (Callable 01/01/2026)	1,000,000	1,100,180
5.000%, 02/15/2036 (Callable 02/15/2027)	215,000	242,967
Illinois Housing Development Authority:
3.100%, 02/01/2035 (Callable 02/01/2026)	2,500,000	2,575,675
3.500%, 08/01/2046 (Callable 02/01/2026)	660,000	691,475
4.000%, 08/01/2048 (Callable 08/01/2027)(Insured by GNMA)	785,000	844,150
4.250%, 10/01/2049 (Callable 04/01/2028)	10,445,000	11,366,876
Kane County Community Unit School District No. 304:
9.000%, 01/01/2023 (ETM)(Insured by AGM)	805,000	972,207
9.000%, 01/01/2023 (Insured by AGM)	2,720,000	3,268,488
Kane McHenry Cook & De Kalb Counties Unit School District No. 300,
5.000%, 01/01/2032 (Callable 01/01/2027)	2,060,000	2,499,542
Kendall Kane & Will Counties Community Unit School District No. 308,
0.000%, 02/01/2021 (Insured by AGM)	13,695,000	13,551,750
Lake County Community Consolidated School District No. 50:
5.000%, 01/01/2021 (ETM)	910,000	936,180
5.000%, 01/01/2021	465,000	478,169
Lake County Township High School District No. 113,
5.000%, 01/01/2034 (Callable 01/01/2023)	3,675,000	4,028,094
McHenry County Community Consolidated School District No. 47,
4.000%, 02/01/2032 (Callable 02/01/2028)	850,000	963,518
Metropolitan Pier & Exposition Authority,
5.500%, 12/15/2023 (ETM)	1,905,000	2,032,159
Metropolitan Water Reclamation District of Greater Chicago:
5.000%, 12/01/2031 (Callable 12/01/2021)	4,800,000	5,038,368
5.000%, 12/01/2034 (Callable 12/01/2026)	295,000	341,017
Regional Transportation Authority:
7.750%, 06/01/2020 (Insured by NATL)	200,000	202,122
6.700%, 11/01/2021 (Insured by NATL)	405,000	428,146
6.000%, 07/01/2022 (Insured by NATL)	3,705,000	4,083,206
6.000%, 07/01/2027 (Insured by AGM)	1,000,000	1,292,840
Southwestern Illinois Development Authority,
7.625%, 11/01/2048 (Pre-refunded to 11/01/2023)	6,185,000	7,546,751
State of Illinois:
6.500%, 06/15/2022	115,000	117,201
4.000%, 06/15/2038 (Callable 06/15/2028)(Insured by BAM)	1,850,000	1,915,990
Village of Schaumburg IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,159,573
Will County Community High School District No. 210:
0.000%, 01/01/2024 (ETM)(Insured by AGM)	1,355,000	1,279,784
0.000%, 01/01/2025 (ETM)(Insured by AGM)	60,000	55,733
Will County Community Unit School District No. 201-U,
0.000%, 11/01/2024 (ETM)(Insured by NATL)	705,000	657,462
Will County Elementary School District No. 122,
0.000%, 10/01/2027 (ETM)(Insured by AGM)	470,000	413,981
Total Illinois (Cost $178,463,381)		186,265,835	14.4%

Indiana
Carmel Redevelopment Authority,
4.000%, 08/01/2033 (Callable 08/01/2022)	1,000,000	1,053,740
Columbus Multi-High School Building Corp.:
5.000%, 01/15/2026 (Insured by ST AID)	1,125,000	1,345,399
5.000%, 01/15/2027 (Insured by ST AID)	1,265,000	1,549,385
5.000%, 07/15/2028 (Insured by ST AID)	1,000,000	1,266,420
Fishers Redevelopment Authority:
4.000%, 07/15/2027	200,000	231,382
4.000%, 01/15/2028	330,000	384,110
4.000%, 07/15/2028	335,000	392,623
4.000%, 07/15/2029 (Callable 01/15/2029)	540,000	635,477
4.000%, 07/15/2030 (Callable 01/15/2029)	725,000	849,860
Fort Wayne Redevelopment Authority,
5.000%, 02/01/2025 (Callable 02/01/2024)(Insured by ST AID)	335,000	380,282
Indianapolis Local Public Improvement Bond Bank,
5.000%, 01/01/2033 (Callable 01/01/2025)	1,780,000	2,077,901
Kankakee Valley Middle School Building Corp.:
5.000%, 01/15/2029 (Insured by ST AID)	475,000	606,756
5.000%, 07/15/2029 (Insured by ST AID)	1,180,000	1,522,117
Kokomo-Center School Building Corp.,
5.000%, 01/15/2037 (Callable 07/15/2027)(Insured by ST AID)	500,000	603,795
Northern Wells Multi-School Building Corp.,
4.000%, 07/15/2035 (Callable 07/15/2027)(Insured by ST AID)	160,000	179,518
Total Indiana (Cost $12,464,777)		13,078,765	1.0%

Iowa
County of Washington IA,
4.000%, 06/01/2030 (Callable 06/01/2026)	1,015,000	1,142,839
Iowa Finance Authority:
5.000%, 08/01/2028 (Pre-refunded to 08/01/2026)	3,625,000	4,462,266
5.000%, 08/01/2035 (Callable 08/01/2025)	950,000	1,121,219
4.000%, 07/01/2047 (Callable 07/01/2027)(Insured by GNMA)	745,000	794,513
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	1,280,000	1,406,886
Iowa Higher Education Loan Authority:
4.500%, 10/01/2033 (Pre-refunded to 10/01/2021)	2,100,000	2,205,420
5.000%, 10/01/2038 (Pre-refunded to 10/01/2021)	2,090,000	2,210,071
University of Iowa,
4.000%, 07/01/2033 (Callable 07/01/2027)	655,000	749,785
Total Iowa (Cost $13,934,187)		14,092,999	1.1%

Kansas
City of Wichita KS,
5.000%, 11/15/2020 (ETM)	1,120,000	1,146,667
Crawford County Unified School District No. 250,
5.000%, 09/01/2035 (Callable 09/01/2027)(Insured by BAM)	445,000	542,526
Shawnee County Unified School District No. 501,
2.000%, 08/01/2044 (Pre-refunded to 08/01/2026)	50,000	51,169
Total Kansas (Cost $1,723,038)		1,740,362	0.1%

Kentucky
Louisville & Jefferson County Metropolitan Government,
5.000%, 12/01/2035 (Callable 06/01/2022)	1,320,000	1,431,250
Total Kentucky (Cost $1,426,944)		1,431,250	0.1%

Louisiana
Jefferson Parish Hospital Service District No. 1,
6.000%, 01/01/2039 (Pre-refunded to 01/01/2021)	1,080,000	1,118,675
Louisiana Public Facilities Authority:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	26,700,000	31,730,814
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	22,180,000	27,568,631
State of Louisiana,
5.000%, 05/01/2027 (Pre-refunded to 05/01/2022)	1,420,000	1,533,586
Webster Parish School District No. 6:
5.000%, 03/01/2025 (Insured by AGM)	425,000	493,943
5.000%, 03/01/2026 (Insured by AGM)	635,000	754,735
5.000%, 03/01/2027 (Insured by AGM)	620,000	752,593
5.000%, 03/01/2028 (Insured by AGM)	755,000	934,124
4.000%, 03/01/2030 (Callable 03/01/2029)(Insured by AGM)	665,000	775,550
4.000%, 03/01/2031 (Callable 03/01/2029)(Insured by AGM)	840,000	972,401
Total Louisiana (Cost $62,621,583)		66,635,052	5.1%

Maryland
City of Baltimore MD:
5.000%, 07/01/2024 (ETM)	1,220,000	1,342,622
5.000%, 07/01/2028 (ETM)	275,000	315,802
County of Montgomery MD,
4.000%, 08/01/2021 (Pre-refunded to 08/01/2020)	70,000	70,685
Maryland Health & Higher Educational Facilities Authority:
5.250%, 07/01/2026 (Pre-refunded to 07/01/2024)	255,000	296,139
5.000%, 07/01/2027 (ETM)(Insured by AMBAC)	1,880,000	2,139,553
State of Maryland:
4.000%, 06/01/2030 (Callable 06/01/2024)	5,790,000	6,379,596
4.000%, 08/01/2030 (Callable 08/01/2027)	2,130,000	2,501,940
5.000%, 08/01/2031 (Callable 08/01/2028)	9,835,000	12,546,608
Total Maryland (Cost $24,202,890)		25,592,945	2.0%

Massachusetts
Commonwealth of Massachusetts,
4.500%, 12/01/2043 (Pre-refunded to 12/01/2021)	1,235,000	1,305,926
Massachusetts Department of Transportation,
5.125%, 01/01/2023 (ETM)	400,000	422,568
Massachusetts Development Finance Agency,
5.000%, 07/15/2033 (Callable 07/15/2026)	725,000	865,404
Massachusetts Housing Finance Agency:
4.000%, 12/01/2044 (Callable 06/01/2025)	950,000	992,493
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	1,460,000	1,558,024
4.000%, 06/01/2049 (Callable 12/01/2028)	650,000	702,332
Massachusetts State College Building Authority,
0.000%, 05/01/2027 (ETM)(Insured by NATL)	335,000	300,307
Total Massachusetts (Cost $6,088,905)		6,147,054	0.5%

Michigan
Algonac Community Schools:
4.000%, 05/01/2028 (Callable 05/01/2027)(Insured by Q-SBLF)	175,000	199,482
4.000%, 05/01/2029 (Callable 05/01/2027)(Insured by Q-SBLF)	370,000	419,266
4.000%, 05/01/2030 (Callable 05/01/2027)(Insured by Q-SBLF)	470,000	529,596
Brighton Area School District,
5.000%, 05/01/2021 (Insured by Q-SBLF)	500,000	520,275
Chippewa Hills School District,
4.000%, 05/01/2033 (Callable 05/01/2025)(Insured by Q-SBLF)	300,000	329,157
Ecorse Public School District,
5.000%, 05/01/2027 (Insured by Q-SBLF)	515,000	633,187
Fraser Public School District,
5.000%, 05/01/2024 (Insured by Q-SBLF)	1,000,000	1,142,820
Michigan Finance Authority,
5.000%, 06/01/2027 (Pre-refunded to 06/01/2022)	1,315,000	1,422,870
Michigan State Housing Development Authority,
4.250%, 12/01/2049 (Callable 06/01/2028)	4,460,000	4,861,623
Pinckney Community Schools:
5.000%, 05/01/2022 (Insured by Q-SBLF)	1,935,000	2,081,731
5.000%, 05/01/2023 (Insured by Q-SBLF)	2,200,000	2,439,932
State of Michigan,
0.000%, 06/01/2022 (ETM)(Insured by AMBAC)	2,000,000	1,944,700
Swartz Creek Community Schools,
5.000%, 05/01/2038 (Callable 05/01/2029)(Insured by Q-SBLF)	1,000,000	1,234,310
Utica Community Schools,
5.000%, 05/01/2034 (Callable 05/01/2029)(Insured by Q-SBLF)	305,000	382,327
Warren Consolidated Schools:
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	2,595,000	3,083,223
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	4,660,000	5,536,732
5.000%, 05/01/2035 (Callable 05/01/2026)(Insured by Q-SBLF)	925,000	1,095,515
Total Michigan (Cost $26,409,543)		27,856,746	2.1%

Minnesota
County of Hennepin MN,
4.000%, 12/01/2025 (Callable 12/01/2022)	3,000,000	3,215,250
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2032 (Callable 01/01/2027)	505,000	601,379
Minnesota Housing Finance Agency:
4.500%, 07/01/2034 (Callable 07/01/2021)(Insured by GNMA)	155,000	158,007
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	395,000	416,947
4.250%, 07/01/2049 (Callable 07/01/2028)(Insured by GNMA)	1,345,000	1,467,758
Pipestone-Jasper Independent School District No. 2689,
4.000%, 02/01/2032 (Callable 02/01/2029)(Insured by SD CRED PROG)	580,000	680,717
Total Minnesota (Cost $6,420,135)		6,540,058	0.5%

Mississippi
Mississippi Development Bank:
5.000%, 03/01/2029 (Callable 03/01/2027)	825,000	1,004,974
5.250%, 03/01/2035 (Callable 03/01/2028)	495,000	607,246
Oxford School District,
4.000%, 05/01/2027	500,000	579,175
State of Mississippi,
5.000%, 10/01/2028 (Callable 10/01/2027)	1,130,000	1,409,528
West Rankin Utility Authority,
5.000%, 01/01/2038 (Callable 01/01/2025)(Insured by AGM)	550,000	624,624
Total Mississippi (Cost $3,948,829)		4,225,547	0.3%

Missouri
Independence School District,
5.500%, 03/01/2035 (Callable 03/01/2027)(Insured by ST AID)	955,000	1,214,177
Jackson County School District No. R-IV,
5.500%, 03/01/2037 (Callable 03/01/2029)(Insured by ST AID)	1,040,000	1,353,976
Metropolitan St. Louis Sewer District,
5.000%, 05/01/2036 (Callable 05/01/2025)	1,275,000	1,503,697
Missouri Housing Development Commission:
1.950%, 05/01/2025 (Insured by GNMA)	105,000	105,951
3.950%, 11/01/2040 (Callable 05/01/2025)(Insured by GNMA)	1,705,000	1,755,639
Moberly School District No. 81,
4.000%, 03/01/2030 (Callable 03/01/2027)(Insured by ST AID)	315,000	362,770
St. Louis County School District,
4.000%, 03/01/2031 (Callable 03/01/2025)	1,480,000	1,662,439
Total Missouri (Cost $7,637,697)		7,958,649	0.6%

Montana
Flathead County School District No. 44,
4.000%, 07/01/2036 (Callable 07/01/2028)	210,000	239,684
Montana Facility Finance Authority:
5.000%, 07/01/2028 (Callable 07/01/2027)	430,000	534,382
5.000%, 07/01/2029 (Callable 07/01/2027)	535,000	664,283
Total Montana (Cost $1,352,012)		1,438,349	0.1%

Nebraska
City of Lincoln NE,
5.000%, 04/01/2023	290,000	322,976
Nebraska Educational Health Cultural & Social Services Finance Authority:
4.000%, 01/01/2033 (Callable 01/01/2026)	400,000	441,856
4.000%, 01/01/2034 (Callable 01/01/2026)	1,000,000	1,090,560
4.000%, 01/01/2035 (Callable 01/01/2026)	1,000,000	1,086,800
Omaha School District,
4.000%, 12/15/2033 (Callable 12/15/2028)	1,125,000	1,318,084
University of Nebraska:
3.000%, 07/01/2028 (Pre-refunded to 07/01/2026)	30,000	33,221
3.000%, 05/15/2035 (Pre-refunded to 05/15/2026)	20,000	22,105
3.000%, 07/01/2039 (Pre-refunded to 07/01/2026)	15,000	16,611
Village of Boys Town NE,
3.000%, 09/01/2028	150,000	164,049
Total Nebraska (Cost $4,506,999)		4,496,262	0.3%

Nevada
County of Clark NV,
5.000%, 07/01/2033 (Callable 07/01/2024)	1,925,000	2,183,200
Total Nevada (Cost $2,090,322)		2,183,200	0.2%

New Hampshire
New Hampshire Housing Finance Authority,
5.250%, 07/01/2028 (Callable 01/01/2021)	175,000	177,749
Total New Hampshire (Cost $176,120)		177,749	0.0%

New Jersey
New Jersey Building Authority,
5.000%, 06/15/2024 (ETM)	1,410,000	1,627,055
New Jersey Economic Development Authority,
5.250%, 07/01/2025	1,285,000	1,449,069
New Jersey Health Care Facilities Financing Authority,
3.750%, 07/01/2027 (ETM)	205,000	225,307
New Jersey Housing & Mortgage Finance Agency:
6.000%, 11/01/2023 (Pre-refunded to 05/01/2020)	110,000	116,063
4.500%, 10/01/2048 (Callable 10/01/2027)	1,485,000	1,631,674
New Jersey Transportation Trust Fund Authority:
5.250%, 12/15/2020	5,000,000	5,089,350
0.000%, 12/15/2026 (Insured by BHAC)	1,000,000	854,500
0.000%, 12/15/2030	605,000	456,182
Total New Jersey (Cost $11,382,478)		11,449,200	0.9%

New Mexico
Jal Public School District No. 19,
2.750%, 10/01/2027 (Pre-refunded to 10/01/2023)(Insured by ST AID)	600,000	631,548
New Mexico Finance Authority,
4.000%, 06/01/2029 (Callable 06/01/2026)	2,615,000	2,970,640
New Mexico Mortgage Finance Authority:
3.500%, 07/01/2033 (Callable 01/01/2028)(Insured by GNMA)	1,170,000	1,265,940
3.950%, 09/01/2040 (Callable 09/01/2024)(Insured by GNMA)	1,095,000	1,151,108
New Mexico Mortgage Financial Authority:
4.625%, 09/01/2025 (Callable 05/01/2020)(Insured by GNMA)	340,000	343,750
3.550%, 09/01/2037 (Callable 03/01/2027)(Insured by GNMA)	1,160,000	1,231,444
Total New Mexico (Cost $7,359,760)		7,594,430	0.6%

New York
City of New York NY:
5.000%, 08/01/2022	5,000,000	5,440,850
5.000%, 12/01/2041 (Callable 12/01/2028)	1,125,000	1,367,618
Metropolitan Transportation Authority:
6.000%, 04/01/2020 (ETM)(Insured by NATL)	3,715,000	3,715,000
5.000%, 11/15/2028 (Pre-refunded to 11/15/2023)	210,000	238,419
New York City Transitional Finance Authority:
5.000%, 08/01/2029 (Callable 08/01/2026)	1,550,000	1,866,448
5.000%, 08/01/2033 (Callable 08/01/2026)	2,835,000	3,387,400
New York City Water & Sewer System:
5.000%, 06/15/2032 (Callable 12/15/2025)	6,500,000	7,702,175
4.000%, 06/15/2040 (Callable 12/15/2029)	500,000	572,890
New York State Dormitory Authority:
5.000%, 03/15/2030 (Callable 03/15/2024)	3,735,000	4,258,796
5.000%, 03/15/2033 (Callable 03/15/2025)	5,050,000	5,825,680
5.000%, 03/15/2037 (Callable 09/15/2025)	155,000	181,305
5.250%, 03/15/2039 (Callable 09/15/2028)	3,700,000	4,603,318
New York State Housing Finance Agency,
1.600%, 11/01/2024 (Callable 12/01/2021)	5,580,000	5,565,325
New York State Urban Development Corp.:
5.000%, 03/15/2022	2,015,000	2,159,496
5.000%, 03/15/2032 (Callable 03/15/2024)	6,000,000	6,689,280
State of New York Mortgage Agency,
4.000%, 10/01/2049 (Callable 04/01/2028)	4,495,000	4,849,790
Total New York (Cost $56,534,283)		58,423,790	4.5%

North Carolina
City of Charlotte NC,
5.000%, 07/01/2031 (Callable 07/01/2028)	2,580,000	3,296,801
North Carolina Eastern Municipal Power Agency:
6.400%, 01/01/2021 (ETM)	932,000	968,851
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	7,245,000	7,478,579
North Carolina Housing Finance Agency,
4.000%, 01/01/2050 (Callable 07/01/2028)	3,000,000	3,260,610
North Carolina Medical Care Commission,
5.750%, 01/01/2035 (Pre-refunded to 01/01/2021)	525,000	542,824
State of North Carolina,
5.000%, 05/01/2024 (Callable 05/01/2023)	1,000,000	1,109,840
Total North Carolina (Cost $16,722,861)		16,657,505	1.3%

North Dakota
County of Burleigh ND:
5.000%, 07/01/2025 (Pre-refunded to 07/01/2021)	1,500,000	1,566,120
5.000%, 07/01/2029 (Pre-refunded to 07/01/2021)	470,000	490,718
4.000%, 11/01/2029 (Callable 11/01/2022)(Insured by AGM)	425,000	449,735
North Dakota Housing Finance Agency:
3.450%, 07/01/2037 (Callable 07/01/2026)(Insured by FHA)	2,955,000	3,105,380
3.500%, 07/01/2046 (Callable 01/01/2026)	1,110,000	1,161,626
4.000%, 01/01/2050 (Callable 07/01/2028)	1,250,000	1,375,275
North Dakota Public Finance Authority,
5.000%, 10/01/2032 (Callable 10/01/2028)	2,590,000	3,284,638
Total North Dakota (Cost $11,227,770)		11,433,492	0.9%

Ohio
Akron Bath Copley Joint Township Hospital District,
3.800%, 01/01/2027 (Pre-refunded to 01/01/2022)	815,000	845,489
City of Bowling Green OH,
5.750%, 06/01/2031 (Pre-refunded to 06/01/2020)	750,000	755,707
City of Cleveland OH:
5.000%, 12/01/2029 (Pre-refunded to 12/01/2022)	850,000	937,958
5.000%, 12/01/2029 (Callable 12/01/2022)	10,000	10,952
City of Delaware OH,
4.000%, 12/01/2033 (Callable 12/01/2024)	200,000	220,696
City of Oxford OH,
4.000%, 12/01/2033 (Callable 12/01/2026)	40,000	45,628
Cleveland Municipal School District,
5.000%, 12/01/2020 (Insured by SD CRED PROG)	2,015,000	2,066,262
County of Lucas OH,
5.750%, 11/15/2031 (Pre-refunded to 11/15/2021)	1,110,000	1,193,161
County of Montgomery OH,
5.250%, 05/01/2029 (Pre-refunded to 11/12/2023)	1,085,000	1,214,636
Lucas-Plaza Housing Development Corp.,
0.000%, 06/01/2024 (ETM)(Insured by FHA)	1,200,000	1,123,884
Ohio Housing Finance Agency:
5.000%, 11/01/2028 (Callable 05/01/2020)(Insured by GNMA)	10,000	10,027
3.950%, 09/01/2043 (Callable 09/01/2027)(Insured by GNMA)	480,000	515,438
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by GNMA)	1,100,000	1,152,327
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	2,415,000	2,631,167
State of Ohio,
5.000%, 06/15/2021	6,740,000	7,053,949
University of Akron,
5.000%, 01/01/2033 (Callable 07/01/2026)	335,000	396,694
Total Ohio (Cost $19,984,806)		20,173,975	1.6%

Oklahoma
Oklahoma Housing Finance Agency,
2.375%, 10/01/2021 (Mandatory Tender Date 10/01/2020) (1)	1,290,000	1,295,960
Total Oklahoma (Cost $1,296,564)		1,295,960	0.1%

Oregon
Clackamas County School District No. 12,
5.000%, 06/15/2037 (Callable 06/15/2027)(Insured by SCH BD GTY)	825,000	1,005,031
County of Multnomah OR,
4.000%, 06/01/2030 (Callable 06/01/2022)	1,565,000	1,650,731
State of Oregon:
4.000%, 12/01/2045 (Callable 06/01/2025)	2,660,000	2,801,379
4.000%, 12/01/2048 (Callable 12/01/2026)	2,840,000	3,013,893
State of Oregon Housing & Community Services Department:
2.200%, 12/01/2021 (Mandatory Tender Date 12/01/2020) (1)	400,000	401,548
4.000%, 01/01/2047 (Callable 07/01/2025)	1,305,000	1,373,643
3.750%, 07/01/2048 (Callable 01/01/2027)	1,645,000	1,730,359
Washington County School District No. 1,
5.000%, 06/15/2035 (Callable 06/15/2027)(Insured by SCH BD GTY)	600,000	737,064
Total Oregon (Cost $12,549,573)		12,713,648	1.0%

Pennsylvania
Centennial School District Bucks County,
4.000%, 12/15/2029 (Callable 12/15/2024)(Insured by ST AID)	265,000	295,353
Commonwealth Financing Authority,
4.000%, 06/01/2039 (Callable 06/01/2028)(Insured by AGM)	1,500,000	1,633,035
Erie Sewer Authority,
5.125%, 06/01/2020 (ETM)(Insured by AMBAC)	470,000	473,055
Mckeesport Area School District,
0.000%, 10/01/2025 (ETM)	110,000	101,547
Pennsylvania Higher Educational Facilities Authority,
5.750%, 08/15/2041 (Pre-refunded to 08/15/2021)	535,000	568,941
Pennsylvania Housing Finance Agency:
2.450%, 07/01/2022 (Mandatory Tender Date 07/01/2021) (1)	5,325,000	5,388,687
3.500%, 10/01/2046 (Callable 10/01/2025)	1,100,000	1,143,296
Philadelphia Gas Works Co.,
7.000%, 05/15/2020 (ETM)(Insured by NATL)	380,000	382,599
Philadelphia Hospitals & Higher Education Facilities Authority:
5.000%, 05/15/2020 (ETM)	1,575,000	1,582,229
5.250%, 05/15/2023 (Pre-refunded to 05/15/2020)	2,790,000	2,803,643
Pittsburgh Water & Sewer Authority:
0.000%, 09/01/2026 (ETM)	690,000	626,133
0.000%, 09/01/2027 (ETM)	1,075,000	955,202
0.000%, 09/01/2028 (ETM)	340,000	296,096
South Fork Municipal Authority:
5.500%, 07/01/2029 (Pre-refunded to 07/01/2020)	2,450,000	2,473,838
5.375%, 07/01/2035 (Pre-refunded to 07/01/2020)(Insured by AGC)	1,290,000	1,303,610
Total Pennsylvania (Cost $19,771,139)		20,027,264	1.5%

Puerto Rico
Puerto Rico Highways & Transportation Authority,
5.250%, 07/01/2022 (ETM)(Insured by AGM)	1,150,000	1,252,937
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	5,490,000	5,862,716
6.000%, 08/01/2026 (ETM)	4,290,000	5,422,002
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,055,000	1,333,383
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,155,000	1,459,770
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,585,000	2,003,234
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,020,000	1,289,147
5.500%, 08/01/2027 (ETM)(Insured by AMBAC)	6,500,000	8,257,015
Total Puerto Rico (Cost $25,992,313)		26,880,204	2.1%

Rhode Island
State of Rhode Island,
5.000%, 08/01/2024	5,000,000	5,768,800
Total Rhode Island (Cost $5,501,903)		5,768,800	0.4%

South Carolina
Charleston Educational Excellence Finance Corp.,
5.000%, 12/01/2026 (Callable 12/01/2023)	4,625,000	5,221,394
City of Columbia SC,
5.000%, 02/01/2029 (Callable 02/01/2028)	25,000	31,516
Piedmont Municipal Power Agency,
5.375%, 01/01/2025 (ETM)(Insured by NATL)	5,530,000	6,454,284
Total South Carolina (Cost $11,314,549)		11,707,194	0.9%

South Dakota
Harrisburg School District No. 41-2,
2.375%, 08/01/2026 (Insured by ST AID)	415,000	430,085
Sioux Falls School District No. 49-5,
1.375%, 08/01/2021 (Insured by ST AID)	75,000	75,170
South Dakota Housing Development Authority:
4.100%, 11/01/2028 (Callable 05/01/2023)	500,000	521,860
3.375%, 05/01/2033 (Callable 05/01/2022)	340,000	346,480
Total South Dakota (Cost $1,330,815)		1,373,595	0.1%

Tennessee
City of Jackson TN,
5.000%, 04/01/2036 (Callable 04/01/2025)	1,755,000	1,971,901
City of Murfreesboro TN:
3.000%, 06/01/2030 (Callable 06/01/2023)	3,400,000	3,530,254
3.000%, 06/01/2031 (Callable 06/01/2023)	3,005,000	3,113,931
Nashville & Davidson County Metropolitan Government:
0.000%, 06/01/2021 (ETM)	2,370,000	2,335,611
4.875%, 11/01/2028 (ETM)(Insured by NATL)	1,855,000	2,124,012
Rutherford County Health & Educational Facilities Board,
2.500%, 11/01/2021 (Mandatory Tender Date 11/01/2020) (1)	1,850,000	1,860,342
Tennessee Housing Development Agency:
3.850%, 01/01/2035 (Callable 01/01/2025)	430,000	448,812
3.900%, 07/01/2042 (Callable 07/01/2027)	790,000	856,858
4.000%, 01/01/2043 (Callable 07/01/2027)	1,185,000	1,264,442
3.650%, 07/01/2047 (Callable 01/01/2027)	1,155,000	1,208,904
4.050%, 01/01/2049 (Callable 01/01/2028)	3,055,000	3,295,429
4.250%, 01/01/2050 (Callable 07/01/2028)	1,680,000	1,827,907
Total Tennessee (Cost $23,603,438)		23,838,403	1.8%

Texas
Amarillo Independent School District,
5.000%, 02/01/2026 (Callable 02/01/2024)(PSF Guaranteed)	1,370,000	1,559,731
Anna Independent School District,
5.000%, 08/15/2035 (Callable 08/15/2026)(PSF Guaranteed)	910,000	1,078,614
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2024 (PSF Guaranteed)	1,025,000	1,130,934
5.000%, 08/15/2024 (PSF Guaranteed)	1,010,000	1,163,823
5.000%, 08/15/2026 (PSF Guaranteed)	500,000	607,360
4.000%, 08/15/2027 (Callable 08/15/2026)(PSF Guaranteed)	875,000	1,002,382
5.000%, 02/15/2028 (Callable 02/15/2025)(PSF Guaranteed)	1,905,000	2,194,979
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	850,000	967,665
5.000%, 08/15/2028 (Callable 08/15/2024)(PSF Guaranteed)	555,000	629,181
4.000%, 08/15/2033 (Callable 08/15/2026)(PSF Guaranteed)	450,000	501,354
5.000%, 08/15/2033 (Callable 08/15/2024)(PSF Guaranteed)	1,460,000	1,644,661
4.000%, 12/01/2035 (Callable 06/01/2027)(PSF Guaranteed)	450,000	506,021
Austin Community College District Public Facility Corp.,
5.000%, 08/01/2033 (Callable 08/01/2025)	750,000	875,138
Barbers Hill Independent School District,
4.000%, 02/15/2037 (Callable 08/15/2026)(PSF Guaranteed)	860,000	952,725
Blum Independent School District:
4.000%, 08/15/2032 (Callable 08/15/2026)(PSF Guaranteed)	165,000	186,686
4.000%, 08/15/2033 (Callable 08/15/2026)(PSF Guaranteed)	210,000	237,124
Burleson Independent School District,
5.000%, 08/01/2025 (PSF Guaranteed)	1,260,000	1,497,094
Cibolo Canyons Special Improvement District,
2.500%, 08/15/2030 (Callable 08/15/2026)(Insured by AGM)	115,000	118,913
City of El Paso TX,
5.000%, 08/15/2022	170,000	184,938
City of Fort Worth TX,
4.000%, 02/15/2035 (Callable 02/15/2028)	2,530,000	2,908,615
City of Houston TX:
5.500%, 12/01/2024 (ETM)(Insured by NATL)	1,835,000	2,115,535
0.000%, 12/01/2026 (ETM)(Insured by AGM)	455,000	413,509
5.500%, 12/01/2029 (ETM)(Insured by NATL)	16,050,000	20,393,932
5.750%, 12/01/2032 (ETM)(Insured by AGM)	20,965,000	31,023,588
Clifton Higher Education Finance Corp.:
5.000%, 08/15/2029 (Callable 08/15/2024)(PSF Guaranteed)	215,000	246,955
4.000%, 08/15/2031 (Callable 08/15/2026)(PSF Guaranteed)	120,000	135,144
Conroe Independent School District,
5.000%, 02/15/2023 (Pre-refunded to 02/15/2021)(PSF Guaranteed)	1,745,000	1,804,173
County of Bexar TX:
4.000%, 06/15/2030 (Callable 06/15/2026)	150,000	170,022
4.000%, 06/15/2033 (Callable 06/15/2025)	3,795,000	4,295,143
5.000%, 06/15/2036 (Callable 06/15/2026)	2,120,000	2,529,944
County of Harris TX:
5.000%, 10/01/2026 (Callable 10/01/2025)	4,170,000	4,994,117
5.000%, 08/15/2030 (Callable 08/15/2022)	700,000	759,108
County of Montgomery TX,
5.000%, 03/01/2027 (Pre-refunded to 03/01/2022)	665,000	714,636
County of Williamson TX:
4.000%, 02/15/2034 (Callable 08/15/2026)	2,270,000	2,563,761
4.000%, 02/15/2039 (Callable 02/15/2029)	1,320,000	1,524,032
Crowley Independent School District,
5.000%, 08/01/2036 (Callable 08/01/2025)(PSF Guaranteed)	2,000,000	2,345,960
Dallas Independent School District:
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed)	365,000	391,262
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	700,000	750,365
5.000%, 02/15/2036 (Mandatory Tender Date 02/15/2022)(PSF Guaranteed) (1)	705,000	748,689
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	495,000	596,985
DeSoto Independent School District:
5.000%, 08/15/2032 (Callable 08/15/2025)(Insured by BAM)	1,080,000	1,252,951
5.000%, 08/15/2032 (Callable 08/15/2024)(PSF Guaranteed)	1,825,000	2,079,642
Eagle Mountain & Saginaw Independent School District,
4.000%, 08/15/2045 (Callable 08/15/2025)(PSF Guaranteed)	675,000	751,673
Ennis Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,145,000	1,363,844
Forney Independent School District,
5.000%, 08/15/2034 (Callable 08/15/2025)(PSF Guaranteed)	525,000	618,182
Fort Bend Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	1,655,000	1,922,332
1.950%, 08/01/2049 (Mandatory Tender Date 08/01/2022)(PSF Guaranteed) (1)	1,000,000	1,002,400
Godley Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	1,445,000	1,594,832
Harlingen Consolidated Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	2,810,000	3,258,673
5.000%, 08/15/2025 (PSF Guaranteed)	1,445,000	1,719,535
Harris County Cultural Education Facilities Finance Corp.,
7.000%, 01/01/2048 (Pre-refunded to 01/01/2023)	3,800,000	4,375,890
Harris County Health Facilities Development Corp.:
5.750%, 07/01/2027 (ETM)	4,700,000	5,624,020
6.250%, 07/01/2027 (ETM)	7,540,000	9,226,773
Harris County Toll Road Authority,
5.000%, 08/15/2028 (Callable 02/15/2028)	770,000	971,702
Hays Consolidated Independent School District,
4.000%, 02/15/2033 (Callable 02/15/2027)(PSF Guaranteed)	880,000	1,015,485
Honda Auto Receivables Owner Trust,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,030,000	1,157,833
Houston Higher Education Finance Corp.,
5.000%, 02/15/2034 (Callable 02/15/2024)(PSF Guaranteed)	1,795,000	1,983,655
Humble Independent School District:
5.000%, 02/15/2021 (PSF Guaranteed)	1,500,000	1,551,660
5.000%, 02/15/2036 (Callable 02/15/2027)(PSF Guaranteed)	1,000,000	1,214,710
Irving Independent School District,
5.000%, 02/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,250,000	1,443,825
Kenedy Independent School District:
4.000%, 08/15/2031 (Callable 08/15/2023)(PSF Guaranteed)	100,000	107,240
4.000%, 08/15/2035 (Callable 08/15/2021)(PSF Guaranteed)	100,000	103,069
4.000%, 08/15/2036 (Callable 08/15/2021)(PSF Guaranteed)	150,000	154,500
4.000%, 08/15/2037 (Callable 08/15/2021)(PSF Guaranteed)	100,000	102,945
4.000%, 08/15/2038 (Callable 08/15/2021)(PSF Guaranteed)	100,000	102,863
Killeen Independent School District,
4.000%, 02/15/2024 (Callable 02/15/2021)(PSF Guaranteed)	1,145,000	1,173,339
Kirbyville Consolidated Independent School District,
4.000%, 02/15/2029 (Callable 02/15/2024)(PSF Guaranteed)	160,000	176,526
Klein Independent School District,
4.000%, 08/01/2031 (Callable 08/01/2025)(PSF Guaranteed)	1,000,000	1,111,800
La Joya Independent School District,
4.000%, 02/15/2035 (Callable 02/15/2027)(Insured by AGM)	910,000	1,005,323
La Porte Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	1,080,000	1,268,125
Leander Independent School District:
0.000%, 08/15/2035 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	250,000	134,405
0.000%, 08/15/2037 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	700,000	349,370
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	635,000	271,977
0.000%, 08/15/2040 (Callable 08/15/2024)(PSF Guaranteed)	20,000	8,513
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	8,915,000	3,390,285
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	115,000	46,869
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,500,000	539,250
0.000%, 08/15/2045 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	2,000,000	603,560
0.000%, 08/15/2048 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	625,000	156,488
Lower Colorado River Authority:
4.750%, 01/01/2028 (ETM)(Insured by AGM)	1,655,000	1,882,695
5.000%, 05/15/2040 (Callable 05/15/2025)	1,970,000	2,245,485
Lubbock Housing Finance Corp.,
8.000%, 10/01/2021 (ETM)	1,980,000	2,179,683
Luling Independent School District:
4.000%, 02/15/2028 (PSF Guaranteed)	190,000	220,964
4.000%, 02/15/2029 (Callable 02/15/2028)(PSF Guaranteed)	90,000	103,991
McKinney Independent School District,
4.000%, 02/15/2034 (Callable 02/15/2026)(PSF Guaranteed)	1,325,000	1,468,736
Melissa Independent School District,
5.000%, 08/01/2036 (Callable 08/01/2026)(PSF Guaranteed)	1,020,000	1,208,669
Mesquite Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	1,425,000	1,649,908
5.000%, 08/15/2025 (PSF Guaranteed)	2,615,000	3,110,333
5.000%, 08/15/2025 (PSF Guaranteed)	1,500,000	1,784,130
Millsap Independent School District,
4.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	335,000	367,693
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)	200,000	191,038
Moulton Independent School District:
4.000%, 08/15/2031 (Callable 08/15/2027)(PSF Guaranteed)	235,000	270,661
4.000%, 08/15/2032 (Callable 08/15/2027)(PSF Guaranteed)	200,000	229,848
4.000%, 08/15/2034 (Callable 08/15/2027)(PSF Guaranteed)	225,000	257,258
4.000%, 08/15/2035 (Callable 08/15/2027)(PSF Guaranteed)	545,000	621,191
4.000%, 08/15/2036 (Callable 08/15/2027)(PSF Guaranteed)	285,000	323,732
Navasota Independent School District,
5.000%, 02/15/2048 (Callable 02/15/2025)(PSF Guaranteed)	6,785,000	7,742,838
New Caney Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	1,000,000	1,105,480
5.000%, 02/15/2024 (PSF Guaranteed)	1,030,000	1,174,447
5.000%, 02/15/2039 (Callable 08/15/2027)(PSF Guaranteed)	500,000	608,330
Newark Higher Education Finance Corp.:
4.000%, 08/15/2020 (PSF Guaranteed)	355,000	358,742
4.000%, 08/15/2022 (PSF Guaranteed)	215,000	227,848
North East Independent School District,
5.000%, 02/01/2024 (PSF Guaranteed)	2,930,000	3,342,837
North Texas Tollway Authority:
0.000%, 09/01/2037 (Pre-refunded to 09/01/2031)	2,835,000	1,461,244
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031)	7,295,000	2,396,481
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031) (4)	2,845,000	3,665,014
0.000%, 09/01/2045 (Pre-refunded to 09/01/2031) (4)	1,020,000	1,427,225
Northside Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,000,000	1,192,280
Pasadena Independent School District,
1.500%, 02/15/2044 (Mandatory Tender Date 08/15/2024)(PSF Guaranteed) (1)	1,360,000	1,358,014
Pflugerville Independent School District,
5.000%, 02/15/2025 (Callable 02/15/2024)(PSF Guaranteed)	1,020,000	1,163,463
Princeton Independent School District,
5.000%, 02/15/2032 (Callable 02/15/2025)(PSF Guaranteed)	560,000	646,946
Prosper Independent School District,
5.000%, 02/15/2031 (Callable 02/15/2028)(PSF Guaranteed)	1,020,000	1,288,046
Red River Education Finance Corp.,
5.000%, 03/15/2043	4,500,000	4,995,990
Rockwall Independent School District,
5.000%, 02/15/2038 (Callable 08/15/2020)(PSF Guaranteed)	745,000	754,611
San Angelo Independent School District,
5.000%, 02/15/2029 (Callable 02/15/2024)(PSF Guaranteed)	1,500,000	1,698,210
San Antonio Housing Trust Finance Corp.,
1.375%, 09/01/2022 (Mandatory Tender Date 09/01/2021) (1)	1,690,000	1,687,921
San Antonio Public Facilities Corp.,
4.000%, 09/15/2034 (Callable 09/15/2022)	1,750,000	1,841,578
San Jacinto College District,
5.000%, 02/15/2026 (Pre-refunded to 02/15/2021)	700,000	723,114
Sherman Independent School District,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,775,000	2,018,157
Smithville Independent School District:
4.000%, 08/15/2031 (Callable 08/15/2028)(PSF Guaranteed)	185,000	217,706
4.000%, 08/15/2032 (Callable 08/15/2028)(PSF Guaranteed)	100,000	117,393
4.000%, 08/15/2033 (Callable 08/15/2028)(PSF Guaranteed)	110,000	128,802
Socorro Independent School District,
4.000%, 08/15/2033 (Callable 02/15/2027)(PSF Guaranteed)	900,000	1,041,156
State of Texas,
4.000%, 04/01/2046 (Callable 04/01/2026)	4,110,000	4,549,359
Tarrant County Health Facilities Development Corp.,
6.000%, 09/01/2024 (ETM)	4,680,000	5,167,750
Terrell Independent School District,
4.000%, 08/01/2037 (Callable 08/01/2026)(PSF Guaranteed)	510,000	561,551
Texas Department of Housing & Community Affairs:
3.350%, 09/01/2033 (Callable 09/01/2027)(Insured by GNMA)	1,370,000	1,443,226
4.000%, 03/01/2050 (Callable 09/01/2028)(Insured by GNMA)	1,065,000	1,173,332
Texas State Affordable Housing Corp.,
4.250%, 03/01/2049 (Callable 03/01/2029)(Insured by GNMA)	515,000	562,205
Texas Water Development Board:
4.000%, 10/15/2033 (Callable 10/15/2027)	600,000	701,004
5.000%, 10/15/2033 (Callable 10/15/2025)	1,250,000	1,479,525
4.000%, 10/15/2034 (Callable 04/15/2028)	2,000,000	2,328,880
4.000%, 10/15/2034 (Callable 10/15/2028)	975,000	1,144,572
4.000%, 04/15/2038 (Callable 10/15/2027)	1,900,000	2,189,769
Town of Flower Mound TX,
5.000%, 03/01/2033 (Callable 03/01/2024)	250,000	283,195
Travis County Health Facilities Development Corp.,
7.125%, 01/01/2046 (Pre-refunded to 01/01/2021)	15,000	15,656
Tyler Health Facilities Development Corp.,
5.500%, 07/01/2027 (Pre-refunded to 07/01/2021)	600,000	632,064
United Independent School District:
5.000%, 08/15/2033 (Callable 08/15/2028)(PSF Guaranteed)	835,000	1,053,453
5.000%, 08/15/2038 (Callable 08/15/2027)(PSF Guaranteed)	225,000	275,949
Webb Consolidated Independent School District,
4.000%, 02/15/2033 (Callable 02/15/2025)(PSF Guaranteed)	250,000	277,103
Wylie Independent School District,
6.750%, 08/15/2023 (PSF Guaranteed)	1,010,000	1,193,214
Ysleta Independent School District:
5.000%, 08/15/2023 (Callable 08/15/2021)(PSF Guaranteed)	1,020,000	1,072,316
5.000%, 08/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,545,000	1,782,435
Total Texas (Cost $234,786,428)		243,787,308	18.8%

Utah
Granite School District Board of Education:
5.000%, 06/01/2022 (Pre-refunded to 06/01/2021)(Insured by SCH BD GTY)	3,900,000	4,079,088
5.000%, 06/01/2023 (Pre-refunded to 06/01/2021)(Insured by SCH BD GTY)	1,750,000	1,830,360
Timpanogos Special Service District,
4.000%, 06/01/2028 (Callable 06/01/2024)	425,000	465,128
Utah Charter School Finance Authority:
5.000%, 04/15/2024 (Insured by UT CSCE)	235,000	265,649
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	500,000	580,090
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	1,400,000	1,477,042
Total Utah (Cost $8,478,845)		8,697,357	0.7%

Vermont
Vermont Housing Finance Agency:
3.600%, 11/01/2036 (Callable 11/01/2025)	1,560,000	1,645,987
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	1,035,000	1,091,304
4.000%, 11/01/2048 (Callable 05/01/2027)	635,000	675,843
Total Vermont (Cost $3,351,663)		3,413,134	0.3%

Virginia
County of Fairfax VA,
5.000%, 04/01/2042	585,000	707,306
Danville Industrial Development Authority,
5.250%, 10/01/2028 (ETM)(Insured by AMBAC)	1,305,000	1,446,227
Hampton Redevelopment & Housing Authority,
1.460%, 12/01/2022 (Mandatory Tender Date 12/01/2021) (1)	2,950,000	2,943,215
Virginia Housing Development Authority:
3.700%, 03/01/2023 (Callable 03/01/2021)	75,000	76,479
3.450%, 04/01/2038 (Callable 10/01/2022)	7,000,000	7,190,260
Total Virginia (Cost $12,359,117)		12,363,487	1.0%

Washington
Central Puget Sound Regional Transit Authority,
5.000%, 11/01/2032 (Callable 11/01/2025)	2,725,000	3,227,354
County of King WA,
5.000%, 07/01/2034 (Callable 01/01/2025)	705,000	815,755
Energy Northwest,
5.000%, 07/01/2034 (Callable 07/01/2027)	1,090,000	1,311,248
King County Housing Authority:
4.000%, 11/01/2034 (Callable 11/01/2029)	1,520,000	1,777,245
4.000%, 11/01/2036 (Callable 11/01/2029)	2,740,000	3,180,811
Pierce County School District No. 3,
5.000%, 12/01/2033 (Callable 06/01/2027)(Insured by SCH BD GTY)	2,600,000	3,185,520
State of Washington:
5.000%, 07/01/2032 (Callable 01/01/2025)	1,005,000	1,164,886
5.000%, 07/01/2032 (Callable 01/01/2025)	6,005,000	6,960,335
5.000%, 08/01/2034 (Callable 08/01/2023)	2,755,000	3,073,175
5.000%, 08/01/2038 (Callable 08/01/2026)	1,225,000	1,455,606
Thurston & Pierce Counties Community Schools,
4.250%, 12/01/2021 (Callable 12/01/2020)(Insured by SCH BD GTY)	2,755,000	2,812,965
Washington Health Care Facilities Authority:
6.125%, 11/15/2031 (Pre-refunded to 05/15/2021)	620,000	654,416
6.250%, 11/15/2041 (Pre-refunded to 05/15/2021)	4,875,000	5,152,339
Washington State Housing Finance Commission:
2.550%, 07/01/2022 (Mandatory Tender Date 07/01/2021) (1)	6,250,000	6,302,250
5.000%, 01/01/2023 (ETM)	385,000	405,578
4.000%, 06/01/2049 (Callable 06/01/2028)	625,000	673,988
Total Washington (Cost $40,897,571)		42,153,471	3.3%

West Virginia
West Virginia Economic Development Authority,
5.000%, 07/01/2033 (Callable 07/01/2027)	875,000	1,071,324
Total West Virginia (Cost $1,066,486)		1,071,324	0.1%

Wisconsin
Baraboo School District,
4.000%, 04/01/2028 (Callable 04/01/2026)(Insured by BAM)	550,000	623,634
City of Milwaukee WI,
3.000%, 06/01/2033 (Callable 06/01/2026)	2,500,000	2,611,275
City of Oshkosh WI,
4.000%, 05/01/2029 (Callable 05/01/2023)	1,280,000	1,370,547
Mill City Mortgage Trust,
3.000%, 09/01/2023 (Pre-refunded to 09/01/2021)	310,000	317,973
Public Finance Authority,
5.000%, 03/01/2025	535,000	626,207
Southeast Wisconsin Professional Baseball Park District:
5.500%, 12/15/2026 (Insured by NATL)	815,000	983,290
0.000%, 12/15/2027 (ETM)(Insured by NATL)	215,000	190,892
0.000%, 12/15/2028 (ETM)(Insured by NATL)	110,000	95,755
0.000%, 12/15/2029 (ETM)(Insured by NATL)	235,000	197,306
State of Wisconsin:
5.000%, 05/01/2024 (Callable 05/01/2023)	2,150,000	2,402,582
4.000%, 05/01/2031 (Pre-refunded to 05/01/2022)	245,000	259,886
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio:
5.000%, 06/01/2028 (Pre-refunded to 06/01/2024)	5,305,000	6,114,278
5.000%, 06/01/2030 (Pre-refunded to 06/01/2024)	10,500,000	12,101,775
5.000%, 06/01/2031 (Pre-refunded to 06/01/2024)	7,975,000	9,191,586
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038 (Callable 04/01/2023)	2,295,000	2,423,382
Village of Mount Pleasant WI:
5.000%, 04/01/2036 (Callable 04/01/2028)	275,000	336,982
4.000%, 04/01/2037 (Callable 04/01/2028)	2,400,000	2,707,848
5.000%, 04/01/2048 (Callable 04/01/2028)	1,500,000	1,797,690
Wisconsin Center District:
4.000%, 12/15/2029 (Callable 06/15/2026)	1,480,000	1,671,187
5.000%, 12/15/2030 (Callable 06/15/2026)	775,000	921,847
Wisconsin Health & Educational Facilities Authority:
5.000%, 02/15/2028 (Pre-refunded to 08/15/2025)	20,000	23,814
4.000%, 02/15/2033 (Pre-refunded to 08/15/2025)	100,000	113,958
4.000%, 02/15/2038 (Pre-refunded to 08/15/2025)	250,000	284,895
5.000%, 07/01/2042 (Callable 07/01/2027)	2,000,000	2,335,220
4.000%, 11/15/2043 (Callable 11/15/2028)	1,945,000	2,118,572
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by FNMA)	1,210,000	1,264,716
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	1,445,000	1,532,119
4.250%, 03/01/2049 (Callable 09/01/2028)	2,135,000	2,330,929
Total Wisconsin (Cost $55,525,901)		56,950,145	4.4%

Wyoming
Wyoming Community Development Authority:
4.000%, 12/01/2043 (Callable 06/01/2027)	595,000	623,863
4.000%, 12/01/2048 (Callable 06/01/2028)	2,990,000	3,214,998
Total Wyoming (Cost $3,793,930)		3,838,861	0.3%
Total Long-Term Investments (Cost $1,211,104,594)		1,254,697,798	96.8%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust, Premier Shares, 4.16% (3)	37,187,220	37,187,220
Total Short-Term Investment (Cost $37,187,220)		37,187,220	2.9%
Total Investments (Cost $1,248,291,814)		1,291,885,018	99.7%
Other Assets in Excess of Liabilities		3,328,087	0.3%
TOTAL NET ASSETS		$1,295,213,105	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program
ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund

(1)	Variable rate security. The rate reported is the rate in effect as of March 31, 2020.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2020.
(3)	Seven-day yield.
(4)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2020.
(5)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2020, the value of these securities total $13,874,656, which represents 1.07% of total net assets.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, March 31, 2020 (Unaudited)
Summary of Fair Value Exposure at March 31, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$1,254,697,798	$–	$1,254,697,798
Total Long-Term Investments	–	1,254,697,798	–	1,254,697,798
Short-Term Investment
Money Market Mutual Fund	37,187,220	–	–	37,187,220
Total Short-Term Investment	37,187,220	–	–	37,187,220
Total Investments	$37,187,220	$1,254,697,798	$–	$1,291,885,018

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.